ACCOUNTS RECEIVABLE, NET - Summary (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 308,556,264		¥ 263,994,880
Allowance for doubtful accounts	(176,634,845)		(169,038,710)	¥ (29,593,693)	¥ (4,549,366)
Accounts receivable, net	¥ 131,921,419	$ 18,073,160	¥ 94,956,170